COMBINED AND CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ 404,735,526	$ 62,028,431	¥ 33,348,128	¥ (876,279,828)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation of property and equipment	21,126,504	3,237,778	32,814,894	26,996,910
Loss (gain) from the disposal of intangible assets	550,590	84,382	16,667	(3,525,314)
Amortization of intangible assets	89,790,156	13,760,943	57,306,920	18,548,448
Non-cash operating lease expenses	44,300,218	6,789,305
Loss from the disposal of property and equipment	24,880	3,813	44,421	117,573
Provision for allowance for credit loss	3,270,564	501,236	13,563,744	1,121,009
Dividends from an equity investee	297,690	45,623
Share of loss (income) in equity method investments	(1,306,287)	(200,197)	3,241,580	7,210,685
Loss on disposal of investments				3,504,018
Gain on disposal of a subsidiary	(23,525,694)	(3,605,470)
Impairment losses and fair value adjustments on investments	19,517,062	2,991,121	19,076,725	15,166,140
Share-based compensation	142,154,361	21,786,109	290,781,764	35,404,887
Foreign exchange loss (gain)			(32,045,080)	75,613,235
Changes in operating assets and liabilities:
Accounts receivable	(25,808,778)	(3,955,368)	(69,456,813)	5,192,716
Prepayments	(26,602,239)	(4,076,971)	85,451,242	(50,864,521)
Other current assets	(33,345,122)	(5,110,364)	25,627,488	(133,691,495)
Other non-current assets	(10,457,638)	(1,602,703)	(723,216)	(8,468,841)
Amount due from related parties	14,909,528	2,284,985	40,026,364	(50,533,854)
Accounts payable	96,426,827	14,778,058	86,444,383	348,302,741
Advances from customers	(6,083,543)	(932,344)	7,426,481	4,219,929
Accrued expenses and other current liabilities	43,125,766	6,609,313	24,734,559	105,273,090
Amounts due to related parties	(75,208,093)	(11,526,145)	65,514,731	72,956,231
Deferred revenue	30,738,939	4,710,949	129,981,038	66,149,835
Lease liabilities	(40,982,350)	(6,280,820)
Net cash provided by (used in) operating activities	667,648,867	102,321,664	813,176,020	(337,586,406)
Cash flows from investing activities:
Proceeds on disposal of property and equipment	(213,662)	(32,745)	260,408	26,477
Purchases of property and equipment	(18,897,736)	(2,896,205)	(16,045,562)	(32,826,275)
Proceeds from disposal of intangible assets	1,991,510	305,213		1,484,377
Purchases of intangible assets	(63,243,106)	(9,692,430)	(105,905,115)	(83,163,444)
Purchases of short-term investments	(4,836,476,896)	(741,222,513)	(4,309,500,000)	(2,770,000,000)
Purchases of long-term investments	(220,000,000)	(33,716,475)
Proceeds from disposal of short-term investments	2,606,247,896	399,424,965	4,309,500,000	2,770,000,000
Proceeds from disposal of long-term investments	120,000,000	18,390,805
Proceeds from disposal of equity method investee			1,000,000
Proceeds from disposal of subsidiary, net of cash disposed	50,543,502	7,746,131
Payment for business acquisition, net of cash acquired			(11,012,762)	(57,971,520)
Payments for acquisitions of equity investments	(276,291,399)	(42,343,509)	(114,600,000)	(92,500,000)
Loan to related parties	(10,000,000)	(1,532,567)	(5,000,000)
Repayment of loans to related parties	33,720,064	5,167,826	5,000,000
Cash used in investing activities	(2,612,619,827)	(400,401,504)	(246,303,031)	(264,950,385)
Cash flows from financing activities
Proceeds on issuance of ordinary shares through IPO			3,422,497,233	5,207
Payment of IPO offering costs			(36,249,484)	(6,876,834)
Acquisition of noncontrolling interest	(4,500,000)	(689,655)	(19,520,000)
Proceeds from capital contribution from noncontrolling interest shareholder	105,129,847	16,111,854	7,921,555
Repurchase of ordinary shares	(579,824,528)	(88,861,997)	(115,273,325)
Capital contribution from convertible redeemable preferred shareholders				4,026,518,012
Capital investment from a preferred shareholder in connection with 2018 Restructuring (Note 18(1))				1,260,439,815
Settlement of redemption liability to a preferred shareholder in connection with 2018 Restructuring (Note 18(1))			(1,323,049,149)
Repurchase of Series C-2 Preferred Equity				(39,995,000)
Advance from related party				39,995,000
Repayment of advance from related party			(39,995,000)
Cash provided by (used in) financing activities	(479,194,681)	(73,439,798)	1,896,331,830	5,280,086,200
Effect of foreign exchange rate changes on cash and cash equivalents	(418,949,871)	(64,206,877)	109,483,281	345,053,928
Net increase (decrease) in cash, cash equivalents and restricted cash	(2,843,115,512)	(435,726,515)	2,572,688,100	5,022,603,337
Cash, cash equivalent and restricted cash at the beginning of the year	8,134,892,989	1,246,726,894	5,562,204,889	539,601,552
Cash, cash equivalent and restricted cash at the end of the year	5,291,777,477	811,000,379	8,134,892,989	5,562,204,889
Supplemental disclosure of cash flow information:
Interest expenses paid				323,650
Income tax paid
Supplemental disclosure on non-cash investing and financing activities:
Deferred offering costs payable				¥ 6,353,017
Payable for purchases of property and equipment	¥ 764,669	$ 117,191	5,527,829
Payable for repurchase of ordinary shares not yet paid			¥ 53,293,800